INVESTMENT IN JOINT VENTURE - Additional Information (Detail) - BRL (R$) R$ in Thousands				12 Months Ended
		Sep. 30, 2023	Jul. 07, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of joint ventures [line items]
Capital increase				R$ 47,300
Dividends received from joint ventures, classified as investing activities				906,534		R$ 1,174,771		R$ 819,729
Gain on advantageous purchase						99,341		416,268
Previously allocated dividends from Joint Ventures				906,534
Equity income (loss) of jointly controlled companies				R$ 1,695,945		R$ (92,179)	[1]	R$ 4,590,631
Cosan Nove Participações S.A. [member]
Disclosure of joint ventures [line items]
Percentage of ownership interest				66.16%
Cosan Nove Participações S.A. [member] | Direct
Disclosure of joint ventures [line items]
Percentage of ownership interest				73.09%		73.09%
Rumo S.A. [member] | Direct
Disclosure of joint ventures [line items]
Percentage of ownership interest	[2]			30.42%		30.35%
Raizen S A [Member]
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture				30.92%
PIS and COFINS tax credits relating to Complementary Law 192 by 22		R$ 3,765,456
PIS and COFINS tax credits relating to Complementary Law 194 by 22		1,465,726
PIS and COFINS tax credits relating to Complementary Laws		5,231,182
Share of profit (loss) of joint ventures accounted for using equity method, net of tax		R$ 1,617,481
Capital increase
Equity income (loss) of jointly controlled companies				R$ 1,694,679		R$ (92,179)
Raizen S A [Member] | Direct
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture				5.02%
Raizen S A [Member] | Indirect
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture				25.90%
Raizen S A [Member] | Cosan Nove Participações S.A. [member] | Indirect
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture				39.15%
Terminal Alvorada S.A [Member]
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture				50.00%
Capital increase			R$ 47,300	R$ 47,300	[3]
Equity income (loss) of jointly controlled companies				R$ 1,266
Terminal Alvorada S.A [Member] | Direct
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture				50.00%
Terminal Alvorada S.A [Member] | Indirect
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture

[1]	Amounts after the reclassification of the discontinued operation.
[2]	The Company is the largest shareholder. In addition, the Company has decision-making power over the relevant activities of this entity and has the right to appoint a majority of the members of the board of directors in accordance with the shareholders' agreement entered with certain other shareholders of the entity.
[3]	On July 7, 2023, the subsidiary Rumo S.A contributed R$47,300 to form the joint venture Terminal Alvorada S.A with CHS Agronegócio Indústria e Comércio Ltda “CHS”, whose objective is to transform the CHS road transshipment warehouse in Alvorada (TO) in a road-rail transshipment terminal.